Summary of Weighted-Average Assumptions Related to SARs Grants (Detail) - SARs	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	2.90%	2.20%	1.50%
Expected life of option	6 years 6 months	7 years	7 years
Expected dividend yield	2.10%	2.20%	2.20%
Expected volatility rate	25.20%	26.20%	25.70%